CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Contract revenues	$ 4,518	$ 4,892	$ 4,295
Reimbursable revenues	190	278	180
Other revenues	289	112	3
Total operating revenues	4,997	5,282	4,478
Gain on disposals	632	61	0
Operating expenses
Vessel and rig operating expenses	1,938	1,977	1,656
Reimbursable expenses	172	257	166
Depreciation and amortization	693	711	615
Loss on impairment	232	0	0
General and administrative expenses	315	300	250
Total operating expenses	3,350	3,245	2,687
Operating income	2,279	2,098	1,791
Financial items
Interest income	63	24	25
Interest expense	(478)	(445)	(340)
Share in results from associated companies (net of tax)	89	(223)	(220)
(Loss)/gain on derivative financial instruments	(497)	133	3
Net loss on debt extinguishment	(54)	0	0
Foreign exchange gain/(loss)	164	52	(70)
Gain on realization of marketable securities	131	0	85
Gain on deconsolidation of Seadrill Partners	2,339	0	0
Gain on sale of tender rig business	0	1,256	0
Other financial items	70	45	163
Total financial items and other income and expense	1,827	842	(354)
Income before income taxes	4,106	2,940	1,437
Income tax expense	(19)	(154)	(232)
Net income	4,087	2,786	1,205
Net income attributable to the non-controlling interest	108	133	97
Net income attributable to the parent	$ 3,979	$ 2,653	$ 1,108
Basic earnings per share (U.S. dollar)	$ 8.32	$ 5.66	$ 2.37
Diluted earnings per share (U.S. dollar)	$ 8.30	$ 5.47	$ 2.34
Declared regular dividend per share (U.S. dollar)	$ 2	$ 3.72	$ 2.54
Declared extraordinary dividend per share (U.S. dollar)	$ 0	$ 0	$ 0.97